As filed with the Securities and Exchange Commission on November 14, 2016

1933 Act File No. 333-173167

1940 Act File No. 811-22540

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ____
Post-Effective Amendment No. 43	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 44	☒
(Check appropriate box or boxes.)

FQF TRUST

(Exact name of Registrant as Specified in Charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 292-9801

Name and Address of Agent for Service:	With a Copy to:
Ronald C. Martin, Vice President	Stacy L. Fuller, Esq.
53 State Street	K&L Gates LLP
Suite 1308	1601 K Street, NW
Boston, MA 02109	Washington, D.C. 20006-1600

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on ____ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ____ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on ____ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 43 pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 43 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 14th day of November, 2016.

FQF TRUST
By:	/s/ William H. DeRoche
William H. DeRoche, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ William H. DeRoche	President	November 14, 2016
William H. DeRoche

/s/ Joshua Hunter	Principal Financial Officer and Treasurer	November 14, 2016
Joshua Hunter

/s/ Peter A. Ambrosini *	Trustee	November 14, 2016
Peter A. Ambrosini

/s/ Joseph A. Franco *	Trustee	November 14, 2016
Joseph A. Franco

/s/ Ronald C. Martin, Jr.	Trustee	November 14, 2016
Ronald C. Martin, Jr.

/s/ Richard S. Robie III *	Trustee	November 14, 2016
Richard S. Robie III

/s/ Stacy L. Fuller
Stacy L. Fuller

*Signatures affixed by Stacy L. Fuller on November 14, 2016 pursuant to a power of attorney filed May 26, 2011 with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540.

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase